LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Initial Fitch Overall Rating	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	KBRA Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	KBRA Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	KBRA Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	KBRA Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
242CES2480	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2491	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2492	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2518	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2521	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2535	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES2551	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2564	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2567	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2569	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2572	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2576	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2581	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2583	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2584	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2586	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2589	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%;
242CES2597	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2600	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor;
242CES2616	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES2622	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2626	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2628	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2630	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%;
242CES2633	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2639	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Comp Factor;
242CES2646	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2647	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2651	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2652	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2655	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2658	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES2661	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2670	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2674	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2678	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2679	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2683	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES2690	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2695	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES2696	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job.;
242CES2697	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2698	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job. Verified

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES2731	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp Factor;
242CES2744	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2758	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2760	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES2769	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2778	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2798	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2800	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2809	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2812	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2816	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES2821	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;
242CES2825	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2827	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES2828	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2832	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2838	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2842	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2847	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2852	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2854	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2857	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2858	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2860	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2865	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.;
242CES2867	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2869	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2876	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2878	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2885	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2886	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

																																											While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2893	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2896	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2899	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%;
242CES2904	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES2905	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower Initiation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2908	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2913	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2914	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2915	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2916	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2917	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2919	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor; Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor; Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2920	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2921	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2922	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2923	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2924	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;
242CES2926	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2929	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES2931	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES2937	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES2939	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2942	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2943	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2948	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed by lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.X years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2949	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2950	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.;
242CES2953	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2955	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.;
242CES2956	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2957	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has X.X years on job. Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2960	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2963	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2971	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES2977	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2984	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES2990	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2991	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2993	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2996	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor;
242CES2997	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2998	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2999	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3000	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3002	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%;
242CES3004	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3006	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3007	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%;
242CES3008	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors ;
242CES3012	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3025	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%;
242CES3033	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3047	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3051	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3057	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3058	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3062	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3065	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3072	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3079	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3080	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES3093	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3095	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3097	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3098	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3100	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3102	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3103	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower Initiation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3105	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3109	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3116	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor;
242CES3117	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3120	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3121	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3125	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3127	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3128	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3132	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES3133	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3135	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3140	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3141	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3142	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3148	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3149	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3152	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3155	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3157	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3160	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor; Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.;
242CES3163	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3165	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3170	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3171	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES3175	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	B	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Lender did not provide ATR/QM Status Determination; Higher-Priced Mortgage Loan Test;	The ability to repay certification is missing. Lender did not provide ATR/QM Status Determination.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	; ATR & QM information attached. ; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3177	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3183	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3185	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3186	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3189	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3190	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor; Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor; Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.;
242CES3196	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3198	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3199	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3203	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3208	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3213	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3216	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3218	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3219	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

																																											While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3225	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3229	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3230	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	no credit issues The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3236	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3237	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3238	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.X years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3240	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3244	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3245	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3247	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3256	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;		Borrower has stable job time - Borrower has XX.X years on job.;
242CES3257	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3262	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3267	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3268	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3273	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3274	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3276	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3280	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3285	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3287	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3288	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor; Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor; Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor; Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.;
242CES3292	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3293	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES3294	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3295	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3296	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3300	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3301	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3312	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3313	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3325	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3326	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3329	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3332	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3333	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3337	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3343	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3345	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3357	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3360	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3367	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3373	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3376	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3377	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

																																											While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job.;
242CES3390	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3392	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3394	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3399	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3401	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3402	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3404	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3408	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3410	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3412	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3414	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3418	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3420	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3431	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3435	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES3438	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3443	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3444	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3460	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3463	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3464	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3465	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3466	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; No Compliance Findings;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; The loan is in compliance with all applicable laws and regulations.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3468	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3469	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3470	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3471	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3474	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3476	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3477	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3478	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3491	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3497	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job.;
242CES3498	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3502	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3505	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3513	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3530	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3533	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3536	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3544	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3545	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3546	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3548	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3550	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3554	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3556	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES3563	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3566	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3567	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3571	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor; Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor; Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3574	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES3582	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3583	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3589	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3590	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3591	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3593	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3599	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3600	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3604	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3610	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3612	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3613	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3615	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3616	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3620	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Yes LTV is below XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Yes CLTV is below XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Yes DTI is below XX%;
242CES3622	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3624	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job. Meets guidelines.;
242CES3626	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3639	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3640	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	2	C	B	B	B	B	B	2	B	B	B	B	B	Audited HCLTV Exceeds Guideline HCLTV; Audited CLTV Exceeds Guideline CLTV; No Credit Findings;	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% AVM Core Value XXX,XXX. Lender used value of $XXX,XXX. No exception in the file allowing any variance to the AVM core value; Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% AVM Core Value XXX,XXX. Lender used value of $XXX,XXX. No exception in the file allowing any variance to the AVM core value; The loan meets all applicable credit guidelines.;	Client Acknowledged CLTV/HCLTV exception and will allow downgrade to B/X grade. ; Client Acknowledged CLTV/HCLTV exception and will allow downgrade to B/X grade. ; Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	Informational; Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. XXX
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3641	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.X years on job. Meets guidelines.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines.;
242CES3645	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3646	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3652	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3654	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES3655	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor; Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor; Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3656	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3661	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3662	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3663	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3664	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3672	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3676	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3702	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3710	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3711	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

																																											While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3715	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3719	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3725	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3727	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES3740	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3761	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

																																											While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3764	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3765	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3775	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3782	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3793	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3805	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3812	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3815	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3817	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3827	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3834	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3841	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3872	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3883	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3889	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3892	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3898	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3901	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor;
242CES3904	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job. Meets guidelines.;
242CES3916	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3917	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.X years on job. Comp Factor;
242CES3952	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3956	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3957	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3960	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3961	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3965	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3970	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3971	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3972	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3977	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3992	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3994	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3997	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4002	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4003	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4005	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4008	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4010	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4011	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors ;
242CES4019	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES4021	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4029	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4034	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4037	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. Meets guidelines.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4047	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4051	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES4062	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4066	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Comp Factor ;
242CES4070	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4129	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2448	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2449	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2450	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2451	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2452	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES2453	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2454	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2455	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2456	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
																																											While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2457	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2458	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2459	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2460	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2461	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2462	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2463	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2464	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.X% exceeds Guideline DTI of XX% Lender DTI XX.XXX% using income of $X,XXX.XX and total debts of $X,XXX.XX. Reviewer DTI is XX.XX% using TPR base + OT for income of $X,XXX.XX with total debts of $X,XXX.XX. The DTI variance of X.XXX% is due to the lender omitting the monthly revolving XXX payment of $XX and the installment debt of $XXX, as it has less than XX payments remaining, however, the following the lender's instructions requiring all installment debt with < XX payments & including the XXX payment has increased the total debt by $XXX.XX, creating this non-qualifying DTI.;	Audit updated income based on the updated information from the Lender. DTI is now within guidelines. Finding resolved.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2465	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2466	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;		Borrower has stable job time - Borrower has X.XX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2467	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2468	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2469	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2470	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2471	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2472	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2473	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2474	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES2475	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2476	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2477	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES2478	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2479	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2481	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2482	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2483	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2484	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2485	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES2486	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2487	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Compliant.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2488	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2489	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2490	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2493	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2494	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2495	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	NON QM LOAN This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; NON QM LOAN This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

																																											While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2496	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2497	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2498	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	2	C	B	B	B	B	B	2	B	B	B	B	B	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.X% exceeds Guideline DTI of XX% DTI exceeds allowable XX% due to lender not using full PITI as displayed in file. ;	Investor Acknowledged DTI and will allow downgrade to B/X grade. ; ; Audit is unable to clear this finding. Based on the documentation in the loan file, the subject property taxes are $XXX.XX and the hazard insurance is $XXX.XX, which results in a total payment of $X,XXX.XX and a DTI of XX.XX%.; Audit is unable to clear this finding. Based on the documentation in the loan file, the subject property taxes are $XXX.XX and the hazard insurance is $XXX.XX, which results in a total payment of $X,XXX.XX and a DTI of XX.XX%.; Audited DTI of XX.XX% exceeds Guideline DTI of XX%;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor;
242CES2499	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2500	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Complaint This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2501	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2502	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;  This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.
;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2503	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2504	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. NON QM Loan;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2505	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor;
242CES2506	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2507	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES2508	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2509	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	2	C	B	B	B	B	B	2	B	B	B	B	B	Audited Loan Amount is greater than Guideline Minimum Loan Amount;	Audited Loan Amount of $XXXXX is greater than the Guideline Maximum Loan Amount of $XXXXX Lender guidelines dated X.X.XXXX indicate maximum loan amount allowed for a rural property is $XX,XXX.XX. The appraisal defines the subject property as rural and the loan amount of $XX,XXX.XX exceeds $XX,XXX.XX maximum amount.;	Client Acknowledged loan amount and will allow downgrade to B/X grade. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	Informational; Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2510	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2511	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2512	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	NON QM LOAN This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2513	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2514	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2515	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2516	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2517	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test; No Compliance Findings;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; The loan is in compliance with all applicable laws and regulations.;	Informational; Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

																																														Borrower has stable job time - Borrower has X.XX years on job. Compensating factors ;
242CES2519	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2520	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2522	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES2523	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2524	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2525	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2526	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2527	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2528	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2529	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2530	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2531	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.;
242CES2532	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2533	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2534	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2536	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2537	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES2538	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2539	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2540	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2541	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2542	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES2543	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2544	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2545	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES2546	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;	Full appraisal- exception resolved;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2547	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2548	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2549	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	2	C	B	B	B	B	B	2	B	B	B	B	B	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender documented monthly property taxes and homeowner's insurance are higher than payments used to qualify. ;	Client Acknowledged DTI exception and will allow downgrade to B/X grade. ; ; Audit is unable to resolve this DTI issue at this time. Based on the documentation in the loan file, the monthly property taxes are $XX.XX and the monthly hazard insurance is $XXX.XX, which results in a DTI of XX.XX%.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES2550	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job.;
242CES2552	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2553	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2554	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The file is missing Verification of the Other payment of $XXX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the Xnd lien payment is $XXX.XX, the hazard insurance is $XX.XX, the property taxes are $XXX.XX with a remaining other amount of $XXX.XX. Please provide verification of the other payment.;	MRC provided a screen shot of the escrowed taxes and insurance on the subject property. The taxes entered in LM are $XXXX.XX/$XXX.XX month. DTI XX.XXX%. The taxes provided reflect $XX,XXX.XX/$XXX.XX using this amount the DTI XX.XX/XX.XX%, slightly higher, condition resolved. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;		Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2555	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2556	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES2557	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2558	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2559	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2560	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2561	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2562	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%;
242CES2563	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2565	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2566	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2568	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HMPL Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2570	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant. ;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2571	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2573	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2574	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2575	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Duplicate This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2577	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2578	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2579	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2580	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2582	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;		Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2585	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2587	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2588	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2590	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 Credit Report is Incomplete;	The file is missing verification of the Other payment reflected on the XXXX for $XX.XX included in the subject PITI payment. The escrow analysis reflects $XX.XX. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the Xnd lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX with a remaining other amount of $XX.XX.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2591	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2592	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Verified

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES2593	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2594	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2595	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2596	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2598	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%;
242CES2599	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2601	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.X years on job.;
242CES2602	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2603	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2604	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2605	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES2606	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2607	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%;
242CES2608	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2609	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2610	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Borrower has a mortgage listed on credit with a monthly payment of $XXXX.XX in addition there is a CD in file that shows the property was purchase by Asencion Saenz Pereira on X/X/XXXX and the existing mortgage was not paid. Additionally the file contains a mortgage statement in the borrower's name. No additional documentation is provided to support the mortgage being leased to offset payment, so full PITI is required to be added to DTI. Supporting documents are needed to omit the payment of $XXXX.XX to decrease DTI from exceeding MAX of XX%.;	Documentation provided by the Lender reflects a third party making the mortgage payments for the property located on XXX. Debt was removed from the DTI calculation resulting in a DTI within guidelines. Finding resolved.	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2611	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing verification of taxes, insurance, and/or HOA fees for non-subject property; Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments; Audited DTI Exceeds Guideline DTI; No Credit Findings;	Verification of Tax Amounts not provided in file to support net rental loss for all investment properties; Unknown fee listed as " Other" reflected on XXXX does not have supporting documentation in file, however there is an escrow analysis is in file that shows $X for escrow shortage and no other fee matches the amount of $XX.XX. Please provided documentation to support the amount reflected on XXXX for $XX.XX; Audited DTI of XX.XX% exceeds Guideline DTI of XX% X)Taxes paid quarterly not annually as lender calculated X) Net Rental loss added to DTI for investment properties; The loan meets all applicable credit guidelines.;	The Lender provided the necessary documents to verify the taxes on all the REO properties. Audit verified and updated the system with the corrected information. Finding resolved.; Audit updated information in system and finding is resolved.; Audit updated subject property taxes per documentation in the loan file and updated the other REO loss to -$XXX.XX pending the requested rental property tax documentation which results in a DTI within guidelines.; Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPNL compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2612	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2613	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2614	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;			Borrower has stable job time - Borrower has X.XX years on job.;
242CES2615	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2617	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2618	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2619	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%;
242CES2620	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES2621	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%;
242CES2623	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The file is missing Verification of the Other payment of $XXX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $XXX.XX, the Xnd lien payment is $XXX.XX, the hazard insurance is $XX.XX, the property taxes are $XXX.XX with a remaining other amount of $XXX.XX. Please provide verification of the other payment.;	Documentation provided by the Lender is sufficient to clear the condition.; Documentation by the Lender is sufficient to clear the condition. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2624	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2625	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2627	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2629	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2631	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2632	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2634	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2635	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor; Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor; Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.;
242CES2636	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2637	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2638	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2640	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES2641	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2642	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2643	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES2644	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2645	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. Duplicate to HPML; HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2648	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2649	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2650	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2653	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2654	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2656	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.;
242CES2657	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2659	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2660	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2662	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2663	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2664	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.;
242CES2665	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2666	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2667	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2668	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	“Other” Monthly Housing Expense payment in the amount of $X.XX is reflected on the XXXX Transmittal Summary as part of the subject property PITIA payment; however, there was no documentation found in the loan file to support. Please provide documentation to support the $X.XX monthly fee.;	Audit updated system and removed the invalid other payment. Finding resolved.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2669	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2671	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ; Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% LTV is less than XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% CLTV is less than XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI is less than XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Yes qualifying fico is greater than XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job. Yes borrower has been on current job for over XX years;
242CES2672	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2673	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor;
242CES2675	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2676	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2677	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2680	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower Initiation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2681	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2682	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2684	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2685	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2686	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2687	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 WVOE Missing;	Borrower X WVOE Missing Missing written verification of employment/income to properly calculate overtime used to qualify.;	The income documentation provided by the Lender is sufficient to resolve the issue and to meet the Lender guidelines.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2688	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job.;
242CES2689	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2691	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2692	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2693	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2694	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES2699	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2700	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2701	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES2702	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower Initiation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2703	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2704	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2705	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2706	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2707	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2708	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2709	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor; Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating Factor; Calculated LTV of X.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2710	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Unable to remove - Not an condition - Actual DTI XX%;
242CES2711	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2712	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2713	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2714	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2715	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2716	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2717	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2718	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2719	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2720	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES2721	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2722	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2723	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

																																											While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;			Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2724	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%;
242CES2725	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2726	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES2727	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2728	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2729	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2730	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2732	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2733	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2734	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2735	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2736	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2737	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2738	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	PUD Rider is Missing;	PUD Rider is Missing Appraisal report reflects subject is located in a PUD and annual HOA dues are present, however, the Mortgage does not reflect a PUD Rider nor was one provided. ;	PUD Rider received. Exception Resolved. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2739	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a disaster area on X/XX/XX and X/XX/XX due to Severe Storms and Tornadoes with incident start dates of X/XX/XX and X/XX/XX and end dates of X/XX/XX and X/XX/XX. Missing post disaster inspection or confirmation from Borrower that the subject property did not sustain any damage.;	Received post disaster inspection confirming no damage. Exception Resolved. ; Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a disaster area on XX/XX/XXXX and XX/XX/XXXX due to Severe Storms and Tornadoes with incident start dates of XX/XX/XXXX and XX/XX/XXXX and end dates of XX/XX/XXXX and XX/XX/XXXX. Missing post disaster inspection.;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2740	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HMPL compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2741	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job.

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2742	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2743	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2745	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2746	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2747	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	Shortage listed $XXX.XX on XXXX. Escrow Analysis shows spread of $XX.XX. MI $XXX.XX. Total spread $XXX.XX. Unable to determine difference of $XXX.XX. ;	Documentation provided by the Lender is sufficient to clear the condition. Audit adjusted taxes to $XXX.XX based on the documentation in file with mortgage insurance of $XXX.XX and escrow differential of $XXX.XX. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES2748	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2749	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational; Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2750	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; IN HLPA High Cost Home Loan Points and Fees Threshold Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; Loan Origination, Loan Discount Points, Recording Services Fee, Settlement Fee, Prepaid Interest Included in the test, please provided an undiscounted /par rate for bona fide discount point testing. This loan failed the points and fees threshold test due to one of the following findings:
 (XXX)

The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that exceed X% of the loan principal; or
The home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that exceed X% of the loan principal.
																																											;	XXX rate provided; exception resolved; XXX rate provided; exception resolved;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2751	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2752	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2753	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2754	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2755	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2756	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2757	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2759	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2761	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES2762	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%;
242CES2763	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2764	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2765	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2766	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments; No Credit Findings;	The file is missing Verification of the Other payment reflected on the XXXX for $XX.XX included in the subject PITI payment. The escrow analysis is cut off to verify the Please provide verification of the payment.; The loan meets all applicable credit guidelines.;	Audit updated escrow differential to $XX.XX and property taxes to the correct calculation based on documentation in the loan file. Finding is now resolved.; Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2767	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2768	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2770	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2771	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.X years on job. Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% ;
242CES2772	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited FICO is less than Guideline FICO;	Audited FICO of XXX is less than Guideline FICO of XXX. X credit reports in file both show the same credit sores for both borrowers and based on the credit score model for the lender, the qualifying credit score is the low middle score or XXX and the minimum score is XXX for subject loan.;	; Credit report provided confirming minimum score if XXX present. Exception Resolved. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2773	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2774	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2775	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2776	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2777	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2779	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;			Borrower has stable job time - Borrower has X.XX years on job.;
242CES2780	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore; downgraded to A. ;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2781	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2782	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2783	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES2784	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Provide a post-disaster property inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date. Iowa Severe Storms, Tornadoes and Flooding (XXX). Incident period XX/XX/XXXX through XX/XX/XXXX. Individual assistance in XXX. Subject appraisal was completed XX/XX/XXXX. The file is missing evidence the property has no damage. ;	Documentation provided by the Lender verifies that the customer reported no disaster impact to the subject property. Finding resolved.; Property Inspection Provided.;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2785	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2786	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2787	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES2788	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2789	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2790	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2791	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2792	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES2793	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2794	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the XXX spread home loan test.
(XXX)
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2795	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2796	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2797	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2799	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2801	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2802	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2803	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2804	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor;
242CES2805	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2806	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2807	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2808	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
																																											While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2810	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2811	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor;
242CES2813	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2814	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2815	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2817	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2818	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2819	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2820	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2822	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2823	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

																																											While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational; Informational;		Borrower has stable job time - Borrower has X.X years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2824	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES2826	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES2829	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES2830	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2831	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2833	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2834	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2835	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2836	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2837	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2839	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. ; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2840	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2841	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2843	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2844	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES2845	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2846	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2848	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%;
242CES2849	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2850	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES2851	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2853	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2855	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2856	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2859	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2861	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES2862	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2863	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2864	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2866	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2868	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% All other obligation of $XXXX is outside of proposed PITI is greater than the amount of $XXXX per Lender Approval. XXX Lease with a monthly payment of $XXX added per credit report but does not reflect on final XXXX.;	Audit updated information in the system and DTI is now within guidelines. Finding resolved.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2870	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2871	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.X years on job. Comp Factor;
242CES2872	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2873	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2874	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2875	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES2877	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2879	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2880	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2881	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor;
242CES2882	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES2883	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2884	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2887	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2888	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; Duplicate to HPML This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2889	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2890	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2891	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2892	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2894	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2895	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES2897	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2898	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2900	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES2901	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES2902	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2903	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2906	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2907	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2909	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2910	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2911	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2912	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2918	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2925	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A	Hazard Insurance Expiration Date is before the Note Date;	Hazard Insurance Expiration Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX The provided hazard Insurance policy expires on the closing date, the file does not contain a copy of the renewal policy. ;	Updated documentation provided by the Lender is sufficient to clear the condition. ; Updated documentation provided by the Lender is sufficient to clear the condition. ; Updated documentation provided by the Lender is sufficient to clear the condition. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2927	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2928	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2930	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2932	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2933	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2934	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2935	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2936	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Delinquent Credit History Does Not Meet Guideline Requirements;	Delinquent Credit History Does Not Meet Guideline Requirements Charge-off exceeds XX months beginning on the date of the derogatory credit event and ending at the time of application, Collection and charge-off have a cumulative balance of $XXXX or more. ;	Credit update provided confirming close date of delinquent debt. Exception Resolved. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp Factor;
242CES2938	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2940	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2941	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES2944	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2945	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2946	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2947	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2951	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES2952	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2954	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2958	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2959	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2961	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES2962	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES2964	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2965	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2966	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES2967	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2968	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2969	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2970	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2972	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2973	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES2974	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2975	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2976	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES2978	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant; HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2979	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	B	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Missing evidence of a required disclosure at application.; Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	Missing signed Borrowers' Acknowledgment of Mortgage Repayment Ability disclosure required on HPML.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Requested documentation was provided by the Lender. Finding resolved.; Informational; Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2980	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2981	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.;
242CES2982	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.X years on job.;
242CES2983	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES2985	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES2986	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES2987	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES2988	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ; Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2989	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2992	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES2994	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES2995	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Verification of Borrower Liabilities Missing or Incomplete; No Credit Findings;	The Hazard Insurance recently renewed and the premium increased from $XXXX.XX to $XXXX.XX the increased expense was not included in the payment calculation.; The loan meets all applicable credit guidelines.;	Audit updated system with updated information and finding was resolved.; Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3001	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3003	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3009	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3010	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.;
242CES3011	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

																																											While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;			Borrower has stable job time - Borrower has X.X years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3013	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	Missing documentation to confirm first lien principal and interest payment of $XXX.XX per month that was used to qualify.;	Documentation received. Finding resolved.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3014	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor ;
242CES3015	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant. ;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3016	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3017	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3018	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3019	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3020	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3021	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3022	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3023	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3024	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3026	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3027	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3028	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3029	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3030	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3031	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3032	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3034	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3035	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

																																														Borrower has stable job time - Borrower has X.XX years on job. Compensating factors;
242CES3036	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3037	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3038	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3039	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3040	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3041	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3042	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant, This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3043	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3044	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3045	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3046	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3048	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant. ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3049	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3050	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3052	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3053	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3054	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3055	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3056	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3059	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3060	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.X years on job.;
242CES3061	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3063	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3064	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has X.X years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3066	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3067	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3068	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3069	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3070	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3071	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3073	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3074	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3075	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3076	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3077	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3078	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3081	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3082	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3083	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3084	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3085	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3086	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3087	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES3088	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3089	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3090	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3091	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3092	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3094	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3096	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3099	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3101	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3104	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3106	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Title Coverage is Less than Subject Lien; No Credit Findings;	Title Coverage Amount of $X is Less than Total Amount of Subject Lien $XXXXXX; The loan meets all applicable credit guidelines.;	Invalid finding for this review. Finding resolved.; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX; Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3107	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	2	C	B	B	B	B	B	2	B	B	B	B	B	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender approved with a DTI of XX.XX%.XXXX and Conditional Approval show full PITI was used for the Xst lien and did not include taxes and insurance for the current transaction;	Client Acknowledged DTI exception and will allow downgrade to B/X grade. ; ; Audit is unable to resolve the DTI issue. Based on the documentation in the loan file, monthly property taxes are $XXX.XX and monthly hazard insurance is $XX.XX which results in a DTI of XX.XX%.; Lender used annual HOI premium of $XXX vs. $XXX reflected on updated policy increasing DTI from XX.XXX% to XX.XX% which exceeds the max XX% allowed per matrix.; Lender used annual HOI premium of $XXX vs. $XXX reflected on updated policy increasing DTI from XX,XXX% to XX.XX% which exceeds the max XX% allowed per matrix.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	Informational;	The loan is in compliance with all applicable laws and regulations.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3108	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3110	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3111	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3112	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3113	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3114	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. A post disaster inspection report is required verifying no damage to the subject property.;	Disaster Inspection report provided reflecting no damage to the subject property. Finding resolved.; Property Inspection Provided.;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3115	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No evidence of required debt payoff;	Provide proof of payoff for the auto loan with XXX account #XXXX. Based on the Loan and Credit Tracker provided in the loan file, the outstanding balance for the account totaled $XX,XXX.XX as of XX/XX/XXXX. The $XX,XXX.XX at closing paid off other accounts with XXX, credit card (Account #XXXX) with a balance of $X,XXX.XX and personal loan (Account #XXXX) with a balance of $X,XXX.XX, both of which were not reported on the Borrower’s credit report and there is no evidence in the loan file showing the account #XXXX was paid off prior to or at closing.;	Lender provided updated income calculations to allow for the debt in question to remain active. The debt is included in the DTI calculation and DTI is now in tolerance. Finding resolved.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3118	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor;
242CES3119	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3122	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliance This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3123	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3124	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3126	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%;
242CES3129	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES3130	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3131	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3134	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3136	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3137	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3138	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3139	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3143	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.;
242CES3144	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3145	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3146	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3147	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3150	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3151	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	2	C	B	B	B	B	B	2	B	B	B	B	B	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender used annual HOI premium of $X,XXX to qualify vs. $X,XXX reflected on policy. Using higher HOI premium increased DTI from XX.XXX% to XX.XX% exceeding the max of XX% allowed per matrix.;	Client Acknowledged DTI exception and will allow downgrade to B/X grade. ; ; Audit is unable to resolve this finding at this time. Based on the documentation in the loan file, the monthly property taxes are $XX.XX and the monthly hazard insurance is $XXX.XX resulting in a DTI of XX.XX%, which exceeds guidelines.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3153	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3154	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3156	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3158	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3159	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Right of Rescission is Missing; Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	Notice of Right to cancel for borrower provided; Exception resolved; Right of Rescission is Provided; ; Unable to resolve. The RTC provided is for the non-borrowing spouse. A signed RTC for the borrower is still missing. Finding remains.; Unable to resolve. The RTC provided is for the non-borrowing spouse. A signed RTC for the borrower is still missing. Finding remains.; Informational; Informational;	Right of Rescission is Missing Right of Rescission signed by Borrower is missing from the file.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3161	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES3162	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3164	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3166	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3167	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES3168	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job. considered as stable employment

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3169	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliance This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3172	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES3173	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3174	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;
242CES3176	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES3178	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3179	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3180	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3181	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Borrower has stable job time - Borrower has X.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3182	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.;
242CES3184	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3187	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%;
242CES3188	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3191	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

																																														Borrower has stable job time - Borrower has X.X years on job. Compensating factors;
242CES3192	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3193	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3194	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV is lower than maximum LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV is lower than max CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Yes calculated DTI is lower than maximum DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Yes borrower fico score is higher than minimum score of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job. Yes borrower has been on his job for XX years;
242CES3195	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3197	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	Missing escrow analysis and/or proof of P&I mortgage payment for the first lien note required to calc DTI. Please provide breakdown of the Xst lien payment including components of PITIA. ;	Documentation provided by the Lender is sufficient to resolve the issue. Finding resolved.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3200	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;
242CES3201	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3202	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3204	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3205	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 3rd Party VOE Prior to Close Missing;	Borrower X Xrd Party VOE Prior to Close Missing The VOE in the file is not legible and will need to be provided. The VOE pg XXX states the employee was not found and employment was not verified. The VOE pg XXX that the processor completed is not legible to determine if the borrower's employment was verified at the time of origination.;	The documentation provided by the Lender is sufficient to resolve the finding. Finding resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; No Compliance Findings;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3206	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3207	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;
242CES3209	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3210	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The loan file is missing the verification of the Xst Lien principal and interest payment. Please provide a mortgage statement or internal screenshot to verify the payment.;	Documentation provided by the Lender is sufficient to resolve the issue. Xst lien P&I payment was verified.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Missing QM/ATR Checklist; Higher-Priced Mortgage Loan Test;	Subject loan is higher priced and Mr. Cooper Xnd lien Underwriting Checklist is required.; HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Not required. Internal document only. ;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3211	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Comp Factor;
242CES3212	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3214	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3215	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3217	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;
242CES3220	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3221	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3222	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3223	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3224	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3226	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES3227	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3228	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3231	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;		Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3232	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3233	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3234	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3235	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3239	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3241	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Missing QM/ATR Checklist; Higher-Priced Mortgage Loan Test;	The file does not contain the Borrowers' Acknowledgment of Mortgage Repayment Ability. ; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Documentation provided by the Lender is sufficient to resolve the issue. Finding cleared.; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3242	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3243	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3246	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3248	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3249	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3250	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3251	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date; No Property Findings;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.; Property and valuations related findings were not identified on the loan.;	Property Inspection report reflecting no damage to the subject property was provided. Finding cleared/resolved.; Property Inspection Provided.; Per updated direction, a customer reporting no disaster impact is not sufficient to resolve the issue. Please provide property inspection report.; Informational;	1	A	A	A	A	A	No Compliance Findings;	Informational;	The loan is in compliance with all applicable laws and regulations.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3252	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3253	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3254	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Hazard Insurance Policy is Missing;	Missing Hazard Insurance Policy Policy is missing from loan file.;	Documentation provided by the Lender is sufficient to clear the condition. HOI documentation received.; Hazard Insurance Policy is fully present;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3255	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3258	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3259	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3260	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3261	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3263	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

																																											While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3264	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3265	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3266	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3269	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3270	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3271	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3272	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3275	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.;
242CES3277	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3278	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3279	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3281	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3282	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3283	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3284	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3286	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3289	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%;
242CES3290	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3291	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3297	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3298	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3299	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3302	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Post disaster Servicing notes in the file did not indicate any communication with borrower or Post disaster photos of the subject property confirming no damage. ;	Property Inspection report reflecting no damage to the subject property was provided. Finding cleared/resolved. ; Property Inspection Provided.;	1	A	A	A	A	A	No Compliance Findings;	Informational;	The loan is in compliance with all applicable laws and regulations.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3303	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3304	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3305	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3306	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3307	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3308	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	: HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. : HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3309	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3310	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3311	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	: HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; : HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3314	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3315	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3316	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3317	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3318	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%;
242CES3319	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3320	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3321	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3322	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3323	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3324	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3327	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	Duplicate to HPML This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; Duplicate to HPML This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3328	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3330	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3331	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3334	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job. ;
242CES3335	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3336	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 Credit Report is Incomplete;	Borrower X Credit Report is Partially Present. Credit report in file only reflects X agencies (Experian and Trans Union) due to the Xrd agency, Equifax, was frozen. Per guidelines, a Tri-merged credit report is required for every Borrower.;	Invalid finding. Condition resolved.; Borrower X Credit Report is not partially present.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3338	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3339	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3340	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3341	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3342	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3344	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3346	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3347	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3348	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3349	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3350	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3351	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3352	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3353	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3354	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3355	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Title Coverage is Less than Subject Lien;	Title Coverage Amount of $X is Less than Total Amount of Subject Lien $XXXXX Per lender guidelines, Xnd liens permitted with a title search only.;	Invalid finding issued. Finding now resolved.; ;	1	A	A	A	A	A	No Property Findings;	No property findings found in loan file. Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3356	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3358	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 3rd Party VOE Prior to Close Missing;	Borrower X Xrd Party VOE Prior to Close Missing;	Documentation provided by the Lender is sufficient to resolve the issue. Verification of Employment dated within XX days of the Note provided.; Borrower X Xrd Party VOE Prior to Close Was Provided;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3359	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3361	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3362	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3363	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3364	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;
242CES3365	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3366	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;
242CES3368	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3369	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3370	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3371	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3372	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3374	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3375	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3378	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3379	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3380	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3381	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3382	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3383	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3384	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3385	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3386	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3387	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Verification of Borrower Liabilities Missing or Incomplete; Missing verification of taxes, insurance, and/or HOA fees for non-subject property;	Missing documentation to confirm XXXX tax liability of $XX,XXX has been paid in full.; Missing documentation to confirm current homeowner's insurance for REO property located at XXX.;	The tax returns provided in good faith to confirm the ownership of the REO. The personal tax liability is not relevant to the scope of the review per the lender’s guides and has no overall impact on the client’s ability to pay. Additionally, the borrower’s overall income is much higher in the event the tax returns are used for income and would more than sufficient to negate this IRS tax liability.
																										; Upon further review, after examining the tax returns & credit report it’s noted the REO in question XXX is owned F/C per LOE and Property Detail Report. Using the XXXX filed tax returns Schedule E to reconcile the HOI for the REO previously stated as missing. The HOI for XXXX is $XXX/XX= $XX/mo. Adding this to the overall liabilities provides for a qualifying DTI of XX.XX% . Condition resolved. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3388	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	: HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3389	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3391	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3393	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3395	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3396	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3397	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPM Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3398	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational; Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3400	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3403	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3405	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3406	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3407	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3409	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES3411	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3413	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Missing evidence of Post Disaster Inspection. Severe storms and straightline winds. Disaster occurred from X/XX/XX - X/XX/XXXX with declaration date of X/XX/XXXX.;	Property Inspection report reflecting no damage to the subject property was provided. Finding cleared/resolved.; Per updated direction, a customer reporting no disaster impact is not sufficient to resolve the issue. Please provide property inspection report.;	1	A	A	A	A	A	No Compliance Findings;	Informational;	The loan is in compliance with all applicable laws and regulations.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3415	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3416	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3417	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3419	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3421	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3422	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower information on 1003 is incomplete;	The Final XXXX's for both the borrower and co-borrower are inaccurate regarding the previous primary residence. The borrower's Final XXXX states prior occupancy for the prior X years at XXXX XXX with No Primary Housing Expense. The co-borrower's Final XXXX states no prior occupancy. However, the borrower and co-borrower both owned the prior primary residence at XXXX XXX since X/XX/XX with mortgages held on the property, as per the credit report, since the time of purchase until the time of same on X/X/XX.;	Updated loan application was provided with the required changes. Finding resolved.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3423	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3424	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3425	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3426	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3427	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3428	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3429	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors ;
242CES3430	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3432	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3433	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 Paystubs Less Than 1 Month Provided;	Borrower X Paystubs Less Than X Month Provided The paystubs Provided are not legible. A legible paystub is needed to accurately calculate the borrowers income. ;	Documentation provided by the Lender is sufficient to resolve the issue. Finding cleared.; Borrower X Paystubs Less Than X Month Provided Condition Resolved;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3434	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3436	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3437	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3439	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;
242CES3440	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3441	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; The loan is in compliance with all applicable laws and regulations.;	Informational ; Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3442	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Credit Report Supplement;	Letter of Explanation - Credit Inquiries states Borrower opened new account from the XXXCB Card Inquiry dated X/XX/XXXX. There is no credit report supplement nor a statement from XXX card reflecting the monthly payment and balance which would affect the overall DTI ratio. ;	Documentation provided by the Lender is sufficient to resolve the issue. Finding cleared.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3445	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3446	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES3447	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; No Compliance Findings;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; The loan is in compliance with all applicable laws and regulations.;	Informational ; Informational ;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3448	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3449	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3450	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HMPL compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;		Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3451	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3452	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

																																											While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3453	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job. ;
242CES3454	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3455	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3456	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3457	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3458	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3459	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3461	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3462	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES3467	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3472	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3473	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor; Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor; Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor; Borrower has XX.X years on job.;
242CES3475	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3479	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3480	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3481	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3482	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3483	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3484	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% LTV is below max

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX FICO is required for XX%LTV. Borrower's FICO is XXX;
242CES3485	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES3486	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ; Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3487	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3488	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3489	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX ;
242CES3490	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Verified;
242CES3492	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3493	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Missing Power of Attorney; No Compliance Findings;	Power of Attorney documentation provided by the Client. Finding resolved.; POA Meets Guideline Requirements; Informational;	Missing Power of Attorney and/or POA Does Not Meet Guideline Requirements Missing Power of Attorney (Borrower X signed on behalf of Borrower X yet copy of POA not in file).; The loan is in compliance with all applicable laws and regulations.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3494	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3495	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3496	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	Valuation product is deficient;	The AVM is missing page X of the X page report which has the subject property information.;	Full AVM provided by the Lender. Finding resolved.;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3499	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	. The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3500	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3501	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3503	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3504	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3506	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3507	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3508	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3509	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3510	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3511	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3512	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3514	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3515	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3516	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job. This meets requirements. No cure needed.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Guideline is met

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Guideline is met

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Guideline is met

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Guideline is met.;
242CES3517	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3518	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3519	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3520	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3521	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets the requirement. No cure needed.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets the requirement. No cure needed.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets the requirement. No cure needed.;
242CES3522	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	2	C	B	B	B	B	B	2	B	B	B	B	B	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI of XX.XX% > XX% due to the credit supplement dated X.XX.XXXX reflects additional debt that was not on the initial credit report, nor was it included in the lender's debts. The following accounts now have balances: XXX reflects a $XX.XX monthly payment and XXX has a $XX.XX monthly payment resulting in additional $XX.XX monthly debts not used by the lender which exceeds lender guidelines of XX%. ;	Client Acknowledged DTI exception and will allow downgrade to B/X grade. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	Informational; Informational;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3523	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	Property/Appraisal General;	Property/Appraisal guideline violation: There is an AVM in the file used for LTV qualifying calculation for this loan. Also the original appraisal is in the file from XXXX when the home was built and it shows it is a in a rural area. AVMs are not allowed on rural properties per lender guidelines.;	Documentation supplied by the Client is sufficient to resolve the issue. Per the information provided the subject property is zoned R-3 Suburban Residential, not rural, therefore an AVM is permitted. Finding cleared.;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;		Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3524	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES3525	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3526	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3527	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3528	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	File does not contain all required valuation documents; No Property Findings;	Missing Ability to Repay Certification. Please upload to file; Property and valuations related findings were not identified on the loan.;	Documentation provided by Lender is sufficient to resolve the issue. Borrowers' Acknowledgment of Mortgage Repayment Ability provided.; Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3529	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3531	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3532	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3534	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This meets the requirement. No cure needed.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This meets the requirement. No cure needed.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This meets the requirement. No cure needed.;
242CES3535	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3537	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; The loan is in compliance with all applicable laws and regulations.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3538	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3539	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. State HPML meets requirements.;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3540	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;			Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3541	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3542	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3543	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3547	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The file is missing Verification of the Other payment of $XXX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the Xnd lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX, and the HOA Dues are $XX.XX with a remaining other amount of $XXX.XX. Please provide verification of the other payment.;	; See attached escrow analysis in effect prior to closing, showing total Xst lien payment $X,XXX.XX, which aligns with XXXX. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.;
242CES3549	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3551	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

																																											While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3552	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3553	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3555	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 2 W2/1099 Missing;	Borrower X WX/XXXX Missing. Missing W-X's for co-borrower from XXXX and XXXX. The W-X's provided are blank and missing employer, employee, and figures.;	Documentation provided by Lender. Finding resolved.; Borrower X WX/XXXX Provided or Not Applicable (Number of Borrowers equals X);	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - ;
242CES3557	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3558	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3559	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3560	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational ; Informational ;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3561	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ; Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3562	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3564	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3565	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3568	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% X) Escrow Shortage added for $XX.XX X) Taxes are paid quarterly , Lender calculated Annually;	updated taxes- DTI matches the lender exception resolved ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien;	Informational ;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3569	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3570	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3572	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A.
 This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;  HPML is compliant and allowed per lender guidelines, therefore downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ; Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This meets the guideline

Borrower has stable job time - Borrower has XX.XX years on job. This is accurate

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This meets the guideline;
242CES3573	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	HPML compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3575	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3576	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3577	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3578	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES3579	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3580	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Hazard Insurance Policy is Missing;	Missing Hazard Insurance Policy Ins Documents in file do not state the premium amount.;	HOI Policy provided. Exception cleared. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;		Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3581	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ; Informational ;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3584	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Compliant HPML; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3585	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job.;
242CES3586	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3587	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3588	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3592	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3594	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3595	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3596	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3597	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX years on the job

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% LTV is under XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI is below XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Fico is higher than the minimum fico score of XXX;
242CES3598	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factors

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors;
242CES3601	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3602	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3603	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3605	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3606	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational ;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3607	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3608	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3609	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3611	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3614	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3617	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. Will need XXXX WX for borrowers current job at Steele Benefits to confirm income and job history at current job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3618	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3619	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3621	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3623	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3625	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3627	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3628	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational ;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3629	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3630	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES3631	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3632	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3633	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3634	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3635	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3636	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3637	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% QC to cancel. this is the HELOC LTV not the total CLTV of almost XX%.;
242CES3638	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	No credit findings determined after review and underwriting of loan file. The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	No property findings determined after review and underwriting of loan file. Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3642	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3643	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3644	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3647	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3648	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3649	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3650	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3651	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3653	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3657	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3658	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3659	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3660	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3665	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower Initiation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3666	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3667	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%;
242CES3668	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3669	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3670	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3671	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3673	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3674	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This meets requirements. No cure needed

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% This meets requirements. No cure needed

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This meets requirements. No cure needed

Borrower has stable job time - Borrower has XX.XX years on job. Borrower has been with this job since XXXX.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This meets requirements. No cure needed;
242CES3675	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3677	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3678	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX ;
242CES3679	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3680	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;
242CES3681	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3682	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3683	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3684	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3685	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3686	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3687	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3688	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3689	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3690	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3691	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3692	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3693	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3694	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3695	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational; Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Borrower has stable job time - Borrower has XX.X years on job. Comp Factor;
242CES3696	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3697	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3698	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	HOA Questionnaire is Missing;	HOA Questionnaire Missing Unable to document the HOA monthly fee.;	HOA Questionnaire Provided;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3699	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3700	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3701	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3703	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Complaint This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES3704	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3705	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3706	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3707	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3708	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3709	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3712	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3713	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3714	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3716	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3717	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3718	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3720	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3721	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational ; Informational ;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3722	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3723	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3724	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;
242CES3726	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3728	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3729	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3730	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3731	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3732	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ; Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3733	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3734	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3735	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3736	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3737	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3738	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3739	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ; Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3741	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3742	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3743	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;
242CES3744	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ; Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job. stable long term employment;
242CES3745	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3746	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3747	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3748	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3749	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3750	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3751	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3752	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3753	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML meets requirements. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3754	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%;
242CES3755	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3756	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3757	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3758	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien.;	Informational; Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3759	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3760	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3762	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3763	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3766	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3767	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3768	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;		Borrower has stable job time - Borrower has X.XX years on job. Per lender guidelines, only XX months of employment need to be verified. ;
242CES3769	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3770	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	Transaction summary reflects $X,XXX.XX per month in escrows, however, HOI and Taxes documented supports only $XXX.XX per month (HOI $XXX.XX plus Taxes $XXX.XX). Missing documentation to confirm the additional $XX.XX per month included in escrows.;	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3771	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3772	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Requirement is met

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX FICO meets the requirement.;
242CES3773	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3774	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3776	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3777	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Income/Employment General;	Paystubs uploaded extremely small not legible however XXXX/XXXX WXs for borrower can support lender monthly income. Legible paystubs needed;	; Paystubs Attached ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3778	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3779	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3780	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3781	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3783	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3784	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3785	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3786	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3787	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3788	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3789	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3790	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3791	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3792	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3794	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3795	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3796	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; The loan is in compliance with all applicable laws and regulations.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors ;
242CES3797	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3798	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3799	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien.;	Informational ;	Borrower has stable job time - Borrower has XX.XX years on job. Yes borrower have been on current job for more than X years

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Yes original LTV is below guideline max of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% yes CLTV is below XX%;
242CES3800	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors;
242CES3801	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3802	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3803	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3804	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3806	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3807	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

																																											While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3808	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 W2/1099 Missing;	Borrower X WX/XXXX Missing. Missing legible copy of WX's for Borrower (copies provided in file are blank) or Written Verification of Employment.;	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Borrower X WX/XXXX Provided;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3809	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3810	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3811	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 3rd Party VOE Prior to Close Missing;	Borrower X Xrd Party VOE Prior to Close Missing The loan file didn't contain a Xrd party verification. ;	A Military Leave and Earnings Statement (LES) was provided in the loan file and is dated within XXX days of the Note. Finding resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;
242CES3813	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3814	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3816	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3818	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3819	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;		Borrower has stable job time - Borrower has X.X years on job.;
242CES3820	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Income and Employment Do Not Meet Guidelines;	Income and Employment Do Not Meet Guidelines Guides indicate that generally a two-year history of receipt of stable income may include W-X's and paystubs or a Written Verification of Employment, however, the W-X's in file are blank and only pay stubs were provided. No other income verification is present, therefore, only X months of verified income was documented. Please provide legible W-X's or a Written Verification of Employment/Income.;	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Income and Employment Meet Guidelines; Guides indicate that generally a two-year history of receipt of stable income may include W-X's and paystubs or a Written Verification of Employment. The Borrower was employed with Homeland Security for X+ years yet the W-X's in file are blank and only pay stubs were provided. No other income verification is present. Please provide legible W-X's or a Written Verification of Employment/Income to corroborate the Borrower's history of income.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.;
242CES3821	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3822	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements have been met.;	Informational;	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Meets guidelines.;
242CES3823	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job. stable employment history;
242CES3824	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3825	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3826	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared disaster for XXX (XXX). it was declared on XX/XX/XX with incident period XX/XX-XX/XX. the closing date on file is XX/XX/XX. XXX is eligible to apply for individual assistance. We are missing servicing notes in the file where the borrower stated there is no damage and missing post disaster photos of the subject property confirming no damage;	Property Inspection Provided.;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job. long stable employment history. has been with the current employer since XXXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% ;
242CES3828	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3829	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3830	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	XXXX and XXXX reflect additional monthly HOA payment $XX.XX per month. No documentation was on file to support the amount. Please provide a statement to verify HOA dues on the subject property;	Documentation provided. Exception cleared. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Borrower has stable job time - Borrower has X.XX years on job. stable employment

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3831	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX - Collateral Protection Notice was not provided; Higher-Priced Mortgage Loan Test;	Collateral Protection Act, XXX Ill. Comp. Stat. XXX/X et seq. - Collateral Protection Notice was not provided; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Recieved XXX - Collateral Protection Notice ; Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3832	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3833	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3835	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3836	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3837	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI is below XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job. stable employment;
242CES3838	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3839	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3840	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time - Borrower has X.XX years on job.;
242CES3842	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX;
242CES3843	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3844	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3845	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3846	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3847	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3848	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	B	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Qualified Mortgage Safe Harbor Threshold;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ; This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction.;	Informational; Duplicate to HPML;
242CES3849	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3850	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Taxes are paid Bi Annual , Lender Calculated Annually;	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX%;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3851	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;		Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3852	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3853	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3854	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3855	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3856	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3857	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3858	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3859	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. hpml requirements met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3860	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3861	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;
242CES3862	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3863	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	Non-QM: Lender documented all ATR UW factors	2	C	B	B	B	B	B	2	B	B	B	B	B	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The Lender DTI is XX.XX%, the audit DTI is XX.XX%. The audit used $XX.XX more in Homeowners Insurance, page XXX. The Lender maximum DTI is XX%.;	Client Acknowledged DTI exception and will allow downgrade to B/X grade. ; ; Audit is unable to resolve this DTI issue at this time. Based on the documentation in the loan file, the monthly property taxes are $XXX.XX and the monthly hazard insurance is $XXX.XX, which results in a DTI of XX.XX%.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	HMPL Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3864	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien;	Informational ; Informational ;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX ;
242CES3865	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3866	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3867	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3868	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3869	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3870	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3871	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3873	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3874	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3875	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A. ;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3876	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3877	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3878	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3879	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3880	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES3881	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3882	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3884	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3885	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3886	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;
242CES3887	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3888	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3890	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3891	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3893	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Missing QM/ATR Checklist; Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	Missing Mr. Cooper Xnd Lien Underwriting Checklist.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

																																											While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Documentation provided by Lender. Finding resolved.; Not required. Internal document only. ; Informational; Informational;		Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3894	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3895	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3896	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3897	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

																																											While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3899	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3900	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES3902	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3903	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors ;
242CES3905	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3906	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3907	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3908	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3909	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3910	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3911	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES3912	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.
;  HPML Compliant This loan failed the XXX higher-priced mortgage loan test.  (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;		Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3913	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The file is missing a copy of the requested insurance documents for the REO located at XXX to verify the REO expense.;	received verification of hazard insurance located at XXX. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3914	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3915	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES3918	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;
242CES3919	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3920	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. A post close property inspection is required due to the FEMA disaster declared on XX/XX/XXXX. Evidence must be provided to reflect no damage to the subject property occurred.;	Post Disaster Inspection provided confirming no damage. Exception Resolved. ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3921	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3922	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3923	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3924	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3925	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3926	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES3927	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES3928	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3929	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	B	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Qualified Mortgage Safe Harbor Threshold; XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is X.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3930	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3931	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3932	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3933	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% The loan was approved with a max CLTV of XX%.

																																														Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX% ;
242CES3934	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3935	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES3936	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3937	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3938	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3939	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Home Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3940	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3941	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3942	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3943	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3944	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	2	C	B	B	B	B	B	2	B	B	B	B	B	Audited HCLTV Exceeds Guideline HCLTV; Audited CLTV Exceeds Guideline CLTV;	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% The lender calculated the CLTV of XX% on the XXXX by using a sr lien UPB of $XXX,XXX'; however, this figure only appears on the loan applications as the sr lien mortgage UPB. The audit determined that the credit report shows a higher UPB at $XXX,XXX, while the payment history shows a UPB of $XXX,XXX.XX. Therefore, the audit used the lower UPB at $XXX,XXX.XX which calculated a CLTV of XX.XX%.; Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% The lender calculated the CLTV of XX% on the XXXX by using a sr lien UPB of $XXX,XXX'; however, this figure only appears on the loan applications as the sr lien mortgage UPB. The audit determined that the credit report shows a higher UPB at $XXX,XXX, while the payment history shows a UPB of $XXX,XXX.XX. Therefore, the audit used the lower UPB at $XXX,XXX.XX which calculated a CLTV of XX.XX%.;	Client Acknowledged CLTV/HCLTV exception and will allow downgrade to B/X grade.
; HCLTV of XX.XX% exceeds the max of XX% allowed for a qualifying score of XXX.  The unpaid principal balance of the Xst lien as of X/X/XX reflected on the most recent transaction history was $XXX,XXX.XX vs. $XXX,XXX used to qualify.  Missing documentation to support the Xst lien principal balance of $XXX,XXX used to calculate the CLTV/HCLTV at time of origination.;  Client Acknowledged CLTV/HCLTV exception and will allow downgrade to B/X grade.
																										; HCLTV of XX.XX% exceeds the max of XX% allowed for a qualifying score of XXX. The unpaid principal balance of the Xst lien as of X/X/XX reflected on the most recent transaction history was $XXX,XXX.XX vs. $XXX,XXX used to qualify. Missing documentation to support the Xst lien principal balance of $XXX,XXX used to calculate the CLTV/HCLTV at time of origination.; CLTV of XX.XX% exceeds the max of XX% allowed for a qualifying score of XXX. The unpaid principal balance of the Xst lien as of X/X/XX reflected on the most recent transaction history was $XXX,XXX.XX vs. $XXX,XXX used to qualify. Missing documentation to support the Xst lien principal balance of $XXX,XXX used to calculation the CLTV/HCLTV at time of origination.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%;
242CES3945	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Informational;		Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3946	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES3947	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The XXXX/Transmittal Summary reflects an "other" amount of $XX.XX per month, however, there are no comments or documentation to confirm the source of this amount. Please provide documentation to verify the $XX.XX per month expense.;	Updated XXXX provided. Exception Resolved. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Borrower has stable job time - Borrower has X.XX years on job.;
242CES3948	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3949	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES3950	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3951	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3953	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3954	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3955	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3958	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3959	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3962	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3963	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3964	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3966	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3967	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3968	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES3969	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3973	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3974	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES3975	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES3976	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3978	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML related exception;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3979	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Missing QM/ATR Checklist; Higher-Priced Mortgage Loan Test;	The file is missing a QM/ATR checklist. Please provide the QM/ATR checklist; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	QM/ATR checklist attached. ; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3980	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%;
242CES3981	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3982	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3983	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES3984	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES3985	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3986	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES3987	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3988	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3989	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES3990	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.;	Informational; Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3991	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3993	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES3995	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3996	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES3998	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES3999	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4000	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES4001	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4004	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4007	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4009	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4012	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4013	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4014	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4015	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Missing QM/ATR Checklist; Higher-Priced Mortgage Loan Test;	The loan file is missing the Mr. Cooper Xnd Lien Underwriting Checklist which is to be signed by the Lender.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Documentation provided by Lender. Finding resolved.; Not required. Internal document only. ; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4016	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4017	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4018	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML unable to be downgraded due to missing full appraisal. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	HPML compliant;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4020	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES4022	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4023	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% CLTV within Guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI within guidelines

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4024	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4025	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4026	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4027	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4028	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	No credit findings. No cure needed. The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	No property findings. No cure needed Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines. No cure needed

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines. No cure needed

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines. No cure needed

																																														Borrower has stable job time - Borrower has XX.XX years on job. Borrower has been on the job for over XX years;
242CES4030	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4031	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4032	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4033	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4035	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4036	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4038	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES4039	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	No findings for credit. The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	No property findings. Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Meets the guidelines. No cure needed.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets the guidelines. No cure needed.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets the guidelines. No cure needed.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets the guidelines. No cure needed.

																																														Borrower has stable job time - Borrower has XX.XX years on job. This is correct. No cure needed.;
242CES4040	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4041	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4042	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4043	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES4044	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4045	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.X years on job.;
242CES4046	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4048	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4049	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.X years on job. Comp Factor;
242CES4050	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4052	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4053	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4054	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4055	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	B	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test; Missing evidence required disclosure provided at application;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; Higher Priced loan requires the Ability to Repay Certification to be completed by the Underwriter. The Mr. Cooper Xnd lien Underwriting Checklist is missing. ; Not required. Internal document only.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4056	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4057	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4058	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4059	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4060	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;		Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4061	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4063	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4064	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4065	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4067	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4068	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% ;
242CES4069	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited FICO is less than Guideline FICO;	Audited FICO of XXX is less than Guideline FICO of XXX. Audited FICO of XXX is less than Guideline FICO of XXX.;	Qualifying FICO score is XXX and is within guidelines. Finding cleared.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4071	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES4072	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4073	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4074	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4075	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4076	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX ;
242CES4077	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4078	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4079	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4080	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	No property findings found in loan file. Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4081	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES4082	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The file is missing Verification of the Other payment of $XXX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the Xnd lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX with a remaining other amount of $XXX.XX. Please provide verification of the other payment.;	Lender used total payment including escrow shortfall and it’s required reserve cushion for total monthly payment of $X,XXX.XX. Transaction history provided supports. DTI XX.XX%. The client provided the rebuttal on X/XX/XX. Condition satisfied. ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	Informational; Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES4083	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4084	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4085	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX ;
242CES4086	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4087	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4088	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4089	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES4090	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4091	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4092	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job. .;
242CES4093	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4094	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;		Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES4095	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4096	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.X years on job. Comp Factor;
242CES4097	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; The loan is in compliance with all applicable laws and regulations.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4098	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4099	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES4100	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Hazard Insurance Policy is Missing;	Missing Hazard Insurance Policy The file does not contain a copy of the hazard Insurance. ;	HOI documentation provided by the Lender is sufficient to resolve the issue. Finding cleared.; Hazard Insurance Policy is fully present;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	Informational; Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4101	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4102	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES4103	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4104	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%;
242CES4105	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%;
242CES4106	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4107	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4108	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4109	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4110	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4111	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;			Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;
242CES4112	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4113	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML COMPLIANT This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4114	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4115	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4116	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing verification of taxes, insurance, and/or HOA fees for non-subject property;	Missing verification of taxes and documentation to confirm additional property/vacant land located at XXX is owned free and clear. Tax bill in file used to qualify does not have an address to confirm the property it is associated with nor is there a property report in file to document it is owned free and clear.;	Documentation provided. Exception Resolved. ; Missing verification of taxes and documentation to confirm additional property/vacant land located at XXX is owned free and clear. Tax bill in file used to qualify does not have an address to confirm the property it is associated with nor is there a property report in file to document it is owned free and clear. Due to the missing information, unable to determine the impact on the Borrower's ability to repay.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4117	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4118	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;		Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor;
242CES4119	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Debt Consolidation	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4120	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES4121	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4122	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4123	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4124	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4125	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4126	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4127	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4128	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4130	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Meets Guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets Guidelines

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets Guidelines;
242CES4131	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES4132	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4133	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4134	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;
242CES4135	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4136	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4137	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4138	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Missing Property Tax Cert;	Missing Property Tax Cert Per title, tax information is not available without a $XX municipal lien certificate;	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared and taxes verified.; Property Tax Cert Provided;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	Informational; Informational;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

																																												While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;		Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4139	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4140	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4141	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4142	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4143	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES4144	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4145	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4146	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4147	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4148	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4149	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% our DTI calculation is slightly higher than lender's due to property tax and hazard insurance amounts. Xst lien escrow analysis on pgXX reflects $XXXX.XX/yr for property taxes, however, title on pgXXX reflects $XXXX.XX/yr.;	Audited DTI of XX% is less than or equal to Guideline DTI of XX%; Lender used annual taxes of $X,XXX.XX to qualify vs. $X,XXX.XX reflected on title.	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4150	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4151	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% ;
242CES4152	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4153	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4154	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES4155	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Compensating factors ;
242CES4156	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4157	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4158	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX ;
242CES4159	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower 2 Credit Report is Incomplete;	Borrower X Credit Report is Partially Present. Per Lender guidelines, a Tri-Merged credit report is required for every Borrower. Experian was listed as frozen for the Co-Borrower which caused an error when reporting, therefore, only X of the X agencies were reflected on the credit report.;	The credit report located in the loan file provides at least two scores for each borrower and meets the requirements. Finding cleared.; Borrower X Credit Report is not partially present.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	Informational;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4160	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4161	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has X.X years on job.;
242CES4162	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4163	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational ;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4164	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4165	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4166	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor;
242CES4167	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4168	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational ;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4169	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4170	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4171	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES4172	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4173	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4174	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4175	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4176	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES4177	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor;
242CES4178	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4179	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4180	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4181	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4182	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES4183	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Limited Cash Out (GSE Definition)	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.XX years on job. Comp Factor;
242CES4184	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4185	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4186	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4187	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4188	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4189	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4190	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4191	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML requirements met. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																																											While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
242CES4192	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4193	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

																																											While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;
242CES4194	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor;
242CES4195	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.X years on job. Comp Factor;
242CES4196	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4197	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4198	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4199	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4200	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Spread Home Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX spread home loan test.
( XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.;	Informational; Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4201	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor;
242CES4202	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	No Compliance Findings;	The loan is in compliance with all applicable laws and regulations.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX ;
242CES4203	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;
242CES4204	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;
242CES4205	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4206	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4207	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test;	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																																														Borrower has stable job time - Borrower has X.X years on job. Comp Factor;
242CES4208	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;
242CES4209	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Home Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant; This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant;	Informational; Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4210	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

																																														Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;
242CES4211	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The audited income is XX.XX%. All the income and debts are entered correctly; however, the DTI is different. ;	Audit updated the first lien P&I payment to $XXX.XX. This resulted in an updated DTI of XX.XX% as calculated by the Client. Finding resolved.;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;
242CES4212	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4213	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4214	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4215	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational ;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A. ;	Informational ;	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4216	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4217	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
242CES4218	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4219	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4220	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4221	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has X.XX years on job.;
242CES4222	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4223	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4224	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
242CES4225	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4226	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX Higher-Priced Mortgage Loan Test;	HPML Complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational; Informational;	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job. stable employment

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																																														Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
242CES4227	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;	Informational;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																																														Borrower has stable job time - Borrower has XX.XX years on job.;
242CES4228	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other/Multi purpose Unknown Purpose	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A	No Credit Findings;	The loan meets all applicable credit guidelines.;	Informational;	1	A	A	A	A	A	No Property Findings;	Property and valuations related findings were not identified on the loan.;	Informational;	1	A	A	A	A	A	Higher-Priced Mortgage Loan Test;	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;			Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;